Related-Party Debt And Transactions	9 Months Ended
Sep. 30, 2011
Related-Party Debt And Transactions [Abstract]
Related-Party Debt And Transactions

11. Related-Party Debt and Transactions

As of December 31, 2009 and 2010, and September 30, 2011, the following amounts were due to related parties (in thousands):

	As of December 31,		As of September 30,
	2009	2010	2011
			(unaudited)
Tranche A notes payable bearing interest at 17% due April 30, 2012, except for $20.0 million of Tranche A notes which are due December 30, 2011. Secured*. Accrued interest at December 31, 2009 and 2010, and September 30, 2011 was $0, $0, and $0 million (unaudited), respectively	$117,402	$137,360	$—
Tranche B notes payable bearing interest at 17% due April 30, 2012. Secured*. Accrued interest at December 31, 2009 and 2010, and September 30, 2011was $0, $0, and $0 million (unaudited) respectively	109,624	128,261	—

Total due to related parties	$227,026	$265,621	$—

*	Secured by accounts receivable, inventory, property and equipment, not including airframes or engines.

In connection with the closing of the IPO, the Company consummated the transaction contemplated by the Recapitalization Agreement on June 1, 2011, which resulted in the repayment or exchange for common stock of all of the Company's notes and preferred stock (see Note 20).

All Tranche A and B notes are held by Indigo and Oaktree. Interest on these notes is not paid in cash but accrues on a periodic basis on both the Tranche A and Tranche B notes at a rate of 17% per annum, compounded annually on December 31. All Tranche A and Tranche B notes are due April 30, 2012 except for $20.0 million of Tranche A notes that are due December 30, 2011.

Tranche A and B notes and approximately $3.2 million of other secured notes due to unrelated parties have a first-priority security interest in substantially all assets of the company (the "Security Package"). Certain other secured notes held by unrelated parties, aggregating approximately $12.0 million in principal amount, have a second-priority security interest in the Security Package. Pursuant to intercreditor and other security agreements, the holders of Tranche A and B notes, and of the $3.2 million of other secured notes, have agreed to:

•	Permit a first-priority interest in the Security Package to the payee of reimbursement obligations under the LC described in Note 5, and

•

Restrict their right to receive repayment of principal and, except for the $3.2 million of secured notes, current payment of interest on the obligations owed to them prior to the full discharge of, the Company's reimbursement obligations under the LC.

Pursuant to the terms of the securities purchase agreement covering the Tranche A and Tranche B notes, if the Company's unrestricted cash balance falls below a stated level, Indigo may elect to require the Tranche B holders to purchase, on a pro rata basis, up to $16.8 million in additional Tranche B notes. During 2009, unrestricted cash was above the minimum stated level. However in 2008, the level of unrestricted cash fell below the stated level, and the Tranche B holders amended the securities purchase agreement to provide for the full amount of the $16.8 million as follows:

•	The Tranche B holders funded $5.0 million in cash in exchange for additional Tranche B notes, and

•

The Tranche B holders provided a guarantee of up to $11.8 million in favor of an investment banking firm in connection with the renewal in December 2008 of the letter of credit facility that serves to reduce the cash collateral the Company is required to maintain with credit card processors. The Company is obligated to pay to the guarantors a commitment fee on the amount of this guarantee, at a rate of 17% per annum, which becomes due upon the expiration of the LC on April 30, 2011.

The Company's principal stockholders provided certain consulting services to the Company for a management fee of $0.8 million in each of 2008, 2009 and 2010. In addition, in 2009, the Company reimbursed one of its stockholders for $0.7 million of professional expenses incurred in connection with strategic projects involving the Company. For the nine months ended September 30, 2010 and 2011, the Company expensed $0.6 million (unaudited) and $0.3 million (unaudited), respectively, related to these consulting services. These fees are recorded in "other operating expenses" in the accompanying statements of operations.